DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 2000 (unaudited)
--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL MONEY FUND

                                        PRINCIPAL
MUNICIPAL                                AMOUNT         VALUE
OBLIGATIONS -- 94.5%                   -----------   -----------
ALASKA -- 2.3%
 City of Valdez, AK Marine CP Arco
   Transmission Project
   (LOC: Atlantic Richfield Co.)
   3.950%, 05/11/00..................  $ 1,000,000   $ 1,000,000
 City of Valdez, AK Marine Air
   Terminal (LOC: Exxon Corp.) VRDN
   6.050%'D'.........................      200,000       200,000
                                                     -----------
                                                       1,200,000
                                                     -----------
ARIZONA -- 0.6%
 Maricopa County, AZ PCR
   (LOC: Morgan Guaranty Trust Co.)
   VRDN 6.050%'D'....................      300,000       300,000
                                                     -----------

COLORADO -- 3.9%
 City & County of Denver, CO Airport
   System CP
   (LOC: Bayerische Landesbank)
   3.850%, 05/10/00..................    2,000,000     2,000,000
                                                     -----------

FLORIDA -- 6.8%
 Florida Local Government Financial
   Commission CP
   (LOC: First Union National Bank of
   Florida)
   3.750%, 05/18/00..................    1,000,000     1,000,000
   4.000%, 06/12/00..................    1,540,000     1,540,000
 Gulf Coast University, FL
   (LOC: First Union National Bank of
   Florida) VRDN 5.350%'D'...........    1,000,000     1,000,000
                                                     -----------
                                                       3,540,000
                                                     -----------

IDAHO -- 1.9%
 Idaho State TANS
   4.250%, 06/30/00..................    1,000,000     1,001,346
                                                     -----------

ILLINOIS -- 5.4%
 Southwestern, IL Development
   Authority SWDR (Wood River
   Project)
   (LOC: Shell Oil Co.) VRDN
   6.200%............................    2,800,000     2,800,000
                                                     -----------

INDIANA -- 0.2%
 Indianapolis, IN Local Public
   Improvement Ser. A
   7.400%, 01/01/20 (prerefunded
   07/01/00)(a)......................      100,000       102,631
                                                     -----------
KENTUCKY -- 6.6%
 Kentucky State Turnpike Authority
   7.250%, 05/15/00..................    1,035,000     1,051,826
 Louisville & Jefferson County, KY
   Airport Authority
   (LOC: UPS, Inc.)
   VRDN 6.100%'D''DD'................    1,600,000     1,600,000
   VRDN 5.750%'D''DD'................      800,000       800,000
                                                     -----------
                                                       3,451,826
                                                     -----------
                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
LOUISIANA -- 2.1%
 Calcasieu Parish, LA Public Trust
   Authority SWDR
   (WPT Corp. Project) (LOC: Morgan
   Guaranty Trust Co.) VRDN
   5.200%'D''DD'.....................  $   100,000   $   100,000
 Lake Charles Harbor & Terminal
   Distribution Port
   Revenue (LOC: Credit Local de
   France) VRDN 5.200%'D''DD'........    1,000,000     1,000,000
                                                     -----------
                                                       1,100,000
                                                     -----------
MARYLAND -- 3.0%
 Baltimore County, MD PCR CP (LOC:
   Westdeutsche Landesbank) 4.050%,
   06/09/00..........................    1,000,000     1,000,000
 Prince Georges County, MD SWMS
   7.000%, 06/30/08 (prerefunded
   06/30/00)(a)......................      570,000       584,409
                                                     -----------
                                                       1,584,409
                                                     -----------
MICHIGAN -- 13.3%
 Detroit, MI Water Supply System
   (LIQ: FGIC) VRDN 5.050%'D'........      800,000       800,000
 Michigan State HDA (Laurel Valley)
   (LOC: Bank One Co.) VRDN
   5.000%'D'.........................    2,800,000     2,800,000
 Michigan State HDA (Harbortown,
   Ltd.) (LOC: Bankers Trust Co.)
   VRDN 5.225%'D'....................    1,000,000     1,000,000
 Michigan State HDA (Pine Ridge)
   (LOC: Wachovia Bank) VRDN
   5.000%'D'.........................    1,300,000     1,300,000
 Michigan State Strategic PCR (LOC:
   AMBAC) 6.050%, 04/15/18...........    1,000,000     1,000,000
                                                     -----------
                                                       6,900,000
                                                     -----------
NEBRASKA -- 2.9%
 Nebraska Higher Education Loan
   Program Ser. C (LOC: SLMA) VRDN
   5.100%'D''DD'.....................    1,500,000     1,500,000
                                                     -----------
NEVADA -- 5.9%
 Clark County, NV School District
   7.650%, 05/01/10..................    1,850,000     1,887,000
 Washoe County, NV Water Facility
   Revenue (Sierra Pacific Power Co.
   Project) (LOC: Union Bank of
   Switzerland AG) VRDN
   6.250%'D''DD'.....................    1,200,000     1,200,000
                                                     -----------
                                                       3,087,000
                                                     -----------
NEW YORK -- 0.2%
 New York, NY Medical Care Facilities
   Financial Agency
   7.875%, 08/15/20..................      100,000       103,128
                                                     -----------
NORTH CAROLINA -- 2.5%
 Winston-Salem, NC CP (LOC: Wachovia
   Bank & Trust)
   4.000%, 07/13/00..................    1,300,000     1,300,000
                                                     -----------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL MONEY FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
OHIO -- 1.9%
 Ohio State Air Quality Development
   Authority (LOC: Societe Generale)
   VRDN 5.050%'D''DD'................  $ 1,000,000   $ 1,000,000
                                                     -----------

PENNSYLVANIA -- 0.7%
 Pennsylvania State Higher
   Educational Facilities Authority
   7.25%, 05/01/10...................      350,000       350,000
                                                     -----------

SOUTH CAROLINA -- 3.8%
 Berkeley County, SC IDR (LOC: Nucor
   Corp.) VRDN 5.150%'D''DD'.........    1,000,000     2,000,000
                                                     -----------

TEXAS -- 17.9%
 Austin, TX Utility System
   6.000%, 05/15/10..................    2,000,000     2,001,443
 Gulf Coast Waste Disposal Authority
   of Texas (Amoco Oil Company
   Project) (LOC: Amoco Corp.) VRDN
   6.200%'D''DD'.....................    2,900,000     2,900,000
 Lower Neches Valley Authority (Mobil
   Oil Refining Corp. Project) (LOC:
   Mobil Oil Corp.) VRDN
   6.100%'D''DD'.....................    1,000,000     1,000,000
 Texas State TRANS Ser. A
   4.500%, 08/31/00..................    2,300,000     2,305,927
 Trinity River Authority, TX PCR
   (Texas Utilities Electric Company
   Project) (LOC: AMBAC) VRDN
   6.250%'D''DD'.....................    1,100,000     1,100,000
                                                     -----------
                                                       9,307,370
                                                     -----------
WASHINGTON -- 2.0%
 Washington State Public Power Supply
   7.000%, 07/01/12..................    1,000,000     1,024,932
                                                     -----------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
WISCONSIN -- 10.6%
 Carlton, WI PCR (LOC: Wisconsin
   Power & Light Co.) VRDN
   5.150%'D''DD'....................  $ 2,500,000    $ 2,500,000
 Wisconsin State Health and
   Educational Facility
   7.000%, 06/01/20 (prerefunded
   06/01/00)(a).....................    1,000,000      1,022,256
 Wisconsin State Transportation
   Revenue CP (LOC: Westdeutsche
   Landesbank) 4.500%,
   05/05/00'D''DD'..................    2,000,000      2,000,000
                                                     -----------
                                                       5,522,256
                                                     -----------
 TOTAL MUNICIPAL OBLIGATIONS
   (amortized cost $49,174,898)......                 49,174,898
                                                     -----------

REGISTERED INVESTMENT
COMPANIES -- 4.8%
(amortized cost $2,500,310)
                                         SHARES
                                       -----------
Federated Tax-Free Obligations
   Fund..............................    2,500,310     2,500,310
                                                     -----------

TOTAL INVESTMENTS -- 99.3%
 (amortized cost $51,675,208)........                 51,675,208
                                                     -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.7%..........                    343,229
                                                     -----------

NET ASSETS -- 100.0%.................                $52,018,437
                                                     ===========

'DD'  Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at April 30, 2000. This rate is subject to change and is based on bank prime rates or an index of market interest rates.

(a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and can be used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

    ABBREVIATIONS USED IN THE PORTFOLIO

  AMBAC  American Municipal Bond Assurance Corporation    PCR    Pollution Control Revenue Bond
  CP     Commercial Paper                                 SLMA   Student Loan Marketing Association
  FGIC   Financial Guaranty Insurance Corporation         SWDR   Solid Waste Disposal Revenue
  HDA    Housing Development Authority                    SWMS   Solid Waste Management System
  IDR    Industrial Development Revenue Bond              TANS   Tax Anticipation Notes
  LIQ    Liquidity Agreement                              TRANS  Tax and Revenue Anticipation Notes
  LOC    Letter of Credit                                 VRDN   Variable Rate Demand Note

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 2000 (unaudited)
--------------------------------------------------------------------------------
DLJ WINTHROP U.S. GOVERNMENT MONEY FUND

U.S. GOVERNMENT                  PRINCIPAL
AGENCIES -- 64.3%                 AMOUNT         VALUE
                               ------------   -----------
Federal Farm Credit Bank
 5.650%, 12/29/00............  $  1,000,000   $   994,671
Federal Home Loan Bank
 5.670%, 06/12/00............     1,240,000     1,239,357
 5.415%, 06/14/00............       100,000        99,912
 5.480%, 06/21/00............     1,000,000     1,000,023
 6.040%, 06/21/00............     2,000,000     1,999,867
 5.500%, 07/14/00............     2,685,000     2,682,590
 5.000%, 09/20/00............     1,000,000       994,007
 6.500%, 01/26/01............     1,000,000     1,000,000
Federal Home Loan Bank
 Discount Notes
 5.965%*, 05/01/00...........     4,000,000     4,000,000
 6.135%*, 06/30/00...........     1,156,000     1,144,478
 6.082%*, 10/12/00...........     5,000,000     5,000,000
Federal Home Loan
 Mortgage Corp.
 6.016%, 05/23/00............     5,000,000     4,981,957
 5.550%, 07/14/00............     1,000,000     1,000,004
Federal National Mortgage
 Association
 5.120%, 05/12/00............     2,500,000     2,499,345
 6.410%, 05/22/00............       100,000       100,040
 8.900%, 06/12/00............     4,700,000     4,714,918
 6.570%, 02/22/01............     1,000,000       999,609
Federal National Mortgage
 Association Discount Notes
 5.487%*, 06/09/00...........     1,000,000       994,367
 6.166%*, 06/29/00...........     2,500,000     2,475,376
                                              -----------
TOTAL U.S. GOVERNMENT AGENCIES
(amortized cost
 $37,920,521)................                  37,920,521
                                              -----------

REPURCHASE                      PRINCIPAL
AGREEMENTS -- 35.3%               AMOUNT         VALUE
                               ------------   -----------
J.P. Morgan & Co., Inc.
 5.800%, dated 04/28/00 due
 05/01/00 in the amount of
 $10,854,244 (fully
 collateralized by $8,791,000
 U.S. Treasury Bonds 8.500%,
 02/15/20, value
 $11,066,152)................  $ 10,849,000   $10,849,000

Morgan Stanley Dean Witter &
 Co., Inc. 5.910%, dated
 04/25/00 due 05/02/00 in the
 amount of $10,011,492 (fully
 collateralized by
 $11,781,900 U.S. Government
 Agency Securities, 6.500%,
 due 05/01/13 - 09/01/29,
 value $10,203,529)..........    10,000,000    10,000,000
                                              -----------
TOTAL REPURCHASE AGREEMENTS
(amortized cost
 $20,849,000)................                  20,849,000
                                              -----------

TOTAL INVESTMENTS -- 99.6%
(amortized cost
 $58,769,521)................                  58,769,521
                                              -----------

CASH AND OTHER ASSETS
 NET OF
 LIABILITIES -- 0.4%.........                     235,794
                                              -----------

NET ASSETS  -- 100.0%........                 $59,005,315
                                              ===========

* Securities purchased on a discount basis. The rate shown represents the annualized yield to maturity at the time of purchase

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                               MUNICIPAL    U.S. GOVERNMENT
                                                              MONEY FUND      MONEY FUND
                                                              ----------      ----------
ASSETS:
  Investments in securities, at value (cost $51,675,208 and
    $58,769,521, respectively) (including repurchase
    agreements of $20,849,000 for the U.S. Government
    Money Fund).............................................  $51,675,208     $58,769,521
  Cash......................................................           --             504
  Interest receivable.......................................      485,632         462,176
  Deferred organization costs (Note A)......................       25,700          25,700
                                                              -----------     -----------
  Total assets..............................................   52,186,540      59,257,901
                                                              -----------     -----------
LIABILITIES:
  Payable to advisor........................................       47,289          37,411
  Payable to distributor....................................       11,197          12,679
  Dividends payable.........................................       62,432         109,469
  Accrued expenses and other liabilities....................       47,185          93,027
                                                              -----------     -----------
  Total liabilities.........................................      168,103         252,586
                                                              -----------     -----------
NET ASSETS..................................................  $52,018,437     $59,005,315
                                                              ===========     ===========
NET ASSETS CONSIST OF:
  Capital paid-in...........................................  $52,018,368     $59,002,383
  Undistributed net investment income.......................           71           3,626
  Accumulated net realized loss on investments..............           (2)           (694)
                                                              -----------     -----------
                                                              $52,018,437     $59,005,315
                                                              ===========     ===========
  Shares outstanding........................................   52,018,368      59,004,730
                                                              ===========     ===========
  Net asset value and redemption value per share............        $1.00           $1.00
                                                                    =====           =====

STATEMENT OF OPERATIONS for the six months ended April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                              MUNICIPAL    U.S. GOVERNMENT
                                                              MONEY FUND     MONEY FUND
                                                              ----------     ----------
INVESTMENT INCOME:
  Interest..................................................   $992,112      $1,893,602
                                                               --------      ----------
EXPENSES:
  Investment advisory fees (Note B).........................    105,921         130,329
  Distribution fees (Note B)................................     66,200          81,456
  Registration fees.........................................     20,000          27,000
  Transfer agent fees.......................................     14,000          20,000
  Custodian fees............................................     22,500          22,000
  Auditing fees.............................................      9,000          14,000
  Printing fees.............................................      6,000           8,000
  Trustees' fees (Note B)...................................      4,000           5,000
  Legal fees................................................     14,000          15,000
  Miscellaneous.............................................      4,591           5,958
  Amortization of organization costs (Note A)...............      7,045           7,045
                                                               --------      ----------
    Total expenses..........................................    273,257         335,788
    Less expenses reimbursed by advisor (Note B)............    (34,936)        (42,548)
                                                               --------      ----------
    Net expenses............................................    238,321         293,240
                                                               --------      ----------
NET INVESTMENT INCOME.......................................    753,791       1,600,362
                                                               --------      ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS.....................         (2)             93
                                                               --------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS......................   $753,789      $1,600,455
                                                               ========      ==========

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         MUNICIPAL MONEY FUND          U.S. GOVERNMENT MONEY FUND
                                                    ------------------------------   ------------------------------
                                                    SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                      04/30/00'D'       10/31/99       04/30/00'D'       10/31/99
                                                    ----------------   -----------   ----------------   -----------
OPERATIONS:
 Net investment income............................    $   753,791      $ 1,242,526     $ 1,600,362      $ 2,453,191
 Net realized gain (loss) on investments..........             (2)              71              93             (787)
                                                      -----------      -----------     -----------      -----------
 Increase in net assets from operations...........        753,789        1,242,597       1,600,455        2,452,404
                                                      -----------      -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income................................       (753,791)      (1,242,526)     (1,600,362)      (2,453,191)
                                                      -----------      -----------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (Note C)......      7,671,551      (13,430,946)       (871,972)       3,181,019
                                                      -----------      -----------     -----------      -----------
 Total increase (decrease) in net assets..........      7,671,549      (13,430,875)       (871,879)       3,180,232
NET ASSETS:
 Beginning of period..............................     44,346,888       57,777,763      59,877,194       56,696,962
                                                      -----------      -----------     -----------      -----------
 End of period....................................    $52,018,437      $44,346,888     $59,005,315      $59,877,194
                                                      ===========      ===========     ===========      ===========

'D'Unaudited

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited)
--------------------------------------------------------------------------------
NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the DLJ Winthrop Municipal Money Fund and the DLJ Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the DLJ Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the DLJ Winthrop International Equity Fund, the DLJ Winthrop Developing Markets Fund and the DLJ Winthrop High Income Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price

--------------------------------------------------------------------------------
  plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. For federal income tax purposes, the cost of securities owned at April 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with their organization. The costs were amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Asset Management Group (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisor has undertaken, in writing, to limit total expenses to 0.90% of the average daily net assets of each Fund. This arrangement will remain in place at least until October 31, 2000 as long as the Advisor continues to act as advisor to the Funds and may be extended thereafter at the discretion of the Advisor and may only be terminated by the Board of Trustees. As a result of the limitation of expenses, the Advisor reimbursed the Municipal Money Fund and the U.S. Government Money Fund $34,936 and $42,548, respectively, during the six months ended April 30, 2000.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Effective May 16, 2000, each Trustee who is not an affiliated person will be paid a fee of $1,500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Prior to May 16, 2000, each Trustee who is not an affiliated person received an attendance fee of $2,000 per board meeting and an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

--------------------------------------------------------------------------------

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value authorized). Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                             MUNICIPAL MONEY FUND                U.S. GOVERNMENT MONEY FUND
                                                     ------------------------------------   ------------------------------------
                                                     SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2000'D'   OCTOBER 31, 1999   APRIL 30, 2000'D'   OCTOBER 31, 1999
                                                     -----------------   ----------------   -----------------   ----------------
Shares sold.......................................     $ 221,659,097      $ 326,607,226       $ 204,245,888      $ 301,133,167
Shares issued through reinvestment of dividends...           675,190          1,240,945           1,441,198          2,370,091
                                                       -------------      -------------       -------------      -------------
                                                         222,334,287        327,848,171         205,687,086        303,503,258
                                                       -------------      -------------       -------------      -------------
Shares redeemed...................................      (214,662,736)      (341,279,117)       (206,559,058)      (300,322,239)
                                                       -------------      -------------       -------------      -------------
Net increase (decrease)...........................     $   7,671,551      $ (13,430,946)      $    (871,972)     $   3,181,019
                                                       =============      =============       =============      =============

'D' Unaudited

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                         MUNICIPAL MONEY FUND
                       -----------------------------------------------------------------------------------------
                       SIX MONTHS ENDED      YEAR ENDED             YEAR ENDED                PERIOD ENDED
                       APRIL 30, 2000*    OCTOBER 31, 1999       OCTOBER 31, 1998         OCTOBER 31, 1997'D'
                       ---------------    ----------------       ----------------         -------------------
Net asset value,
 beginning of
 period..............      $  1.00            $  1.00                $  1.00                    $  1.00
Net investment
 income..............        0.014              0.023                  0.027                      0.020
Dividends from net
 investment income...       (0.014)            (0.023)                (0.027)                    (0.020)
                           -------            -------                -------                    -------
Net asset value, end
 of period...........      $  1.00            $  1.00                $  1.00                    $  1.00
                           =======            =======                =======
Total return'DD'.....        2.88%(1)           2.37%                  1.96%                      2.90%(1)
Ratio of expenses to
 average net
 assets(2)...........        0.90%(1)           0.90%                  0.90%                      0.90%(1)
Ratio of net
 investment income to
 average net assets
 (2).................        2.85%(1)           2.33%                  2.68%                      2.87%(1)
Net assets, end of
 period (000's
 omitted)............      $52,018            $44,347                $57,778                    $38,681

                                                      U.S. GOVERNMENT MONEY FUND
                       -----------------------------------------------------------------------------------------
                       SIX MONTHS ENDED          YEAR ENDED             YEAR ENDED            PERIOD ENDED
                       APRIL 30, 2000*        OCTOBER 31, 1999       OCTOBER 31, 1998     OCTOBER 31, 1997'D'
                       ---------------        ----------------       ----------------     -------------------
Net asset value,
 beginning of
 period..............      $  1.00                $  1.00                $  1.00                $  1.00
Net investment
 income..............        0.024                  0.042                  0.047                  0.032
Dividends from net
 investment income...       (0.024)                (0.042)                (0.047)                (0.032)
                           -------                -------                -------                -------
Net asset value, end
 of period...........      $  1.00                $  1.00                $  1.00                $  1.00
                           =======                =======                =======                =======
Total return'DD'.....        4.97%(1)               4.26%                  3.42%                  4.68%(1)
Ratio of expenses to
 average net
 assets(2)...........        0.90%(1)               0.90%                  0.90%                  0.90%(1)
Ratio of net
 investment income to
 average net assets
 (2).................        4.91%(1)               4.19%                  4.68%                  4.65%(1)
Net assets, end of
 period (000's
 omitted)............      $59,005                $59,877                $56,697                $35,174

 * Unaudited

 'D' Commencement of operations was February 24, 1997.

'DD' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

 (1) Annualized

 (2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: Municipal Money Fund, .13% (annualized) for the six months ended 04/30/00, .14%, .15% and .40% (annualized) for the periods ended 10/31/99, 98 and 97, respectively; and U.S. Government Money Fund, .13% (annualized) for the six months ended 04/30/00, .19%, .25% and .45% (annualized) for the periods ended 10/31/99,
     98 and 97, respectively.

TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Martin Jaffe
Wilmot H. Kidd, III
John W. Waller, III

OFFICERS
G. Moffett Cochran, Chairman and President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President
Michael A. Snyder, Vice President

INVESTMENT ADVISER

DLJ Asset Management Group, Inc.
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street, New York, NY 10004

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

[GRAPHIC]

          277 Park Avenue, New York, NY 10172
          800-225-8011


SEMI-ANNUAL-MONEY00


Semi-Annual Report

[GRAPHIC]

Leadership through
Experience


DLJ Winthrop
Municipal Money Fund

DLJ Winthrop
U.S. Government
Money Fund



April 30, 2000

                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as................................'D'
The double dagger symbol shall be expressed as.........................'DD'